Interests in unconsolidated structured entities - Summary of carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities (Details) - KRW (₩)
₩ in Millions
	Dec. 31, 2022	Dec. 31, 2021
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	₩ 42,940,774	₩ 41,909,482
Carrying amounts of the liabilities	44,722	25,651
Derivative liabilities
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the liabilities	24,993	3,865
Other liabilities
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the liabilities	19,729	21,786
Loans measured at fair value through profit or loss
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	703,397	215,213
Loans at amortized cost
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	16,777,996	14,435,246
Securities at fair value through profit or loss
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	16,493,614	18,002,125
Derivative assets
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	4,432	20,903
Securities at fair value through other comprehensive income
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	2,012,701	2,725,294
Securities at amortized cost
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	6,894,241	6,493,106
Other assets
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	54,393	17,595
Assets-backed securitization
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	12,090,051	13,507,574
Carrying amounts of the liabilities	25,690	3,920
Assets-backed securitization | Derivative liabilities
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the liabilities	24,902	3,817
Assets-backed securitization | Other liabilities
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the liabilities	788	103
Assets-backed securitization | Loans measured at fair value through profit or loss
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	9,269	16,352
Assets-backed securitization | Loans at amortized cost
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	869,478	731,184
Assets-backed securitization | Securities at fair value through profit or loss
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	2,475,307	3,752,394
Assets-backed securitization | Derivative assets
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	4,432	4,343
Assets-backed securitization | Securities at fair value through other comprehensive income
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	1,832,987	2,510,057
Assets-backed securitization | Securities at amortized cost
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	6,894,241	6,493,106
Assets-backed securitization | Other assets
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	4,337	138
Structured financing
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	16,893,517	14,189,435
Carrying amounts of the liabilities	18,931	21,731
Structured financing | Derivative liabilities
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the liabilities	91	48
Structured financing | Other liabilities
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the liabilities	18,840	21,683
Structured financing | Loans measured at fair value through profit or loss
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	693,630	156,630
Structured financing | Loans at amortized cost
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	15,725,255	13,548,490
Structured financing | Securities at fair value through profit or loss
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	250,470	235,238
Structured financing | Derivative assets
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	0	16,560
Structured financing | Securities at fair value through other comprehensive income
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	179,714	215,237
Structured financing | Securities at amortized cost
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	0	0
Structured financing | Other assets
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	44,448	17,280
Investment funds
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	13,957,206	14,212,473
Carrying amounts of the liabilities	101	0
Investment funds | Derivative liabilities
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the liabilities	0	0
Investment funds | Other liabilities
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the liabilities	101	0
Investment funds | Loans measured at fair value through profit or loss
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	498	42,231
Investment funds | Loans at amortized cost
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	183,263	155,572
Investment funds | Securities at fair value through profit or loss
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	13,767,837	14,014,493
Investment funds | Derivative assets
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	0	0
Investment funds | Securities at fair value through other comprehensive income
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	0	0
Investment funds | Securities at amortized cost
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	0	0
Investment funds | Other assets
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	₩ 5,608	₩ 177